CONCENTRATIONS AND RISKS - Currency convertibility risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RMB
CONCENTRATIONS AND RISKS
Cash and cash equivalents and short-term investments	$ 126.6	$ 166.8	$ 162.1